LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2023	May 26, 2023	Jan. 01, 2023	Mar. 25, 2022
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 685,000		$ 780,000
Current portion of long-term debt (note 12)	300,000		150,000
Borrowings	985,000		930,000
Revolving Long-Term Bank Credit Facility, Interest At Variable U.S. Interest Rate
Disclosure of detailed information about borrowings [line items]
Principal amount	235,000		330,000
Maximum borrowing capacity	1,000,000
Amount committed against facility to cover various letters of credit	$ 36,000		43,900
Revolving Long-Term Bank Credit Facility, Interest At Variable U.S. Interest Rate | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.40%
Term Loan, Interest At Variable U.S. Interest Rate, Payable Monthly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000	$ 300,000	300,000	$ 300,000
Term Loan, Interest At Variable U.S. Interest Rate, Payable Monthly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	4.60%
Notes payable, interest at fixed rate of 2.70%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Current portion of long-term debt (note 12)	$ 0		100,000
Notes payable, interest at fixed rate of 2.70%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt (note 12)	$ 0		50,000
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.53%
Notes payable, interest at fixed rate of 2.91%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	2.91%
Principal amount	$ 100,000		100,000
Notes payable, interest at fixed rate of 2.91%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 50,000		$ 50,000
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.57%
Revolving Long-term Bank Credit Facility And Term Loan | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.00%
Revolving Long-term Bank Credit Facility And Term Loan | Bottom of range [member] | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	0.00%
Revolving Long-term Bank Credit Facility And Term Loan | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.00%
Revolving Long-term Bank Credit Facility And Term Loan | Top of range [member] | Secured Overnight Financing Rate
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	0.25%
Delayed Draw Term Loan
Disclosure of detailed information about borrowings [line items]
Current portion of long-term debt (note 12)		$ 300,000
Delayed Draw Term Loan | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%